Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018	Oct. 31, 2018
Disclosure of operating segments [line items]
Net interest income	$ 5,048	$ 4,596	$ 14,769	$ 13,462
Non-interest income	6,496	6,429	19,863	18,445
Total revenue	11,544	11,025	34,632	31,907
Provision for credit losses	425	346	1,365	954
Insurance policyholder benefits, claims and acquisition expense	1,046	925	3,431	2,182
Non-interest expense	5,992	5,858	17,820	16,951
Net income (loss) before income taxes	4,081	3,896	12,016	11,820
Income taxes (recoveries)	818	787	2,351	2,639
Net income	3,263	3,109	9,665	9,181
Non-interest expense includes:
Depreciation and amortization	456	418	1,352	1,221
Total assets	1,406,893		1,406,893		$ 1,334,734
Total liabilities	1,324,515		1,324,515		1,254,779
Operating segments [member] | Personal & Commercial Banking [member]
Disclosure of operating segments [line items]
Net interest income	3,221	3,001	9,415	8,709
Non-interest income	1,325	1,283	3,882	3,843
Total revenue	4,546	4,284	13,297	12,552
Provision for credit losses	341	339	1,061	956
Non-interest expense	1,959	1,910	5,761	5,539
Net income (loss) before income taxes	2,246	2,035	6,475	6,057
Income taxes (recoveries)	582	525	1,691	1,567
Net income	1,664	1,510	4,784	4,490
Non-interest expense includes:
Depreciation and amortization	159	147	469	432
Total assets	473,914		473,914		453,879
Total liabilities	473,942		473,942		453,878
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	773	679	2,248	1,923
Non-interest income	2,256	2,119	6,708	6,263
Total revenue	3,029	2,798	8,956	8,186
Provision for credit losses	27	3	83	(19)
Non-interest expense	2,183	2,059	6,551	6,009
Net income (loss) before income taxes	819	736	2,322	2,196
Income taxes (recoveries)	180	158	501	484
Net income	639	578	1,821	1,712
Non-interest expense includes:
Depreciation and amortization	144	138	443	401
Total assets	101,068		101,068		93,063
Total liabilities	101,276		101,276		93,162
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	1,463	1,290	4,557	3,240
Total revenue	1,463	1,290	4,557	3,240
Insurance policyholder benefits, claims and acquisition expense	1,046	925	3,431	2,182
Non-interest expense	149	153	453	443
Net income (loss) before income taxes	268	212	673	615
Income taxes (recoveries)	64	54	149	158
Net income	204	158	524	457
Non-interest expense includes:
Depreciation and amortization	12	9	35	27
Total assets	18,451		18,451		16,210
Total liabilities	18,429		18,429		16,289
Operating segments [member] | Investor & Treasury Services [member]
Disclosure of operating segments [line items]
Net interest income	(16)	32	(81)	278
Non-interest income	577	588	1,860	1,689
Total revenue	561	620	1,779	1,967
Provision for credit losses	1	1	1	1
Non-interest expense	411	416	1,217	1,196
Net income (loss) before income taxes	149	203	561	770
Income taxes (recoveries)	31	48	131	184
Net income	118	155	430	586
Non-interest expense includes:
Depreciation and amortization	36	30	105	90
Total assets	149,863		149,863		136,030
Total liabilities	149,802		149,802		135,944
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	1,048	913	3,111	2,620
Non-interest income	986	1,244	3,190	3,722
Total revenue	2,034	2,157	6,301	6,342
Provision for credit losses	56	3	221	16
Non-interest expense	1,269	1,312	3,788	3,716
Net income (loss) before income taxes	709	842	2,292	2,610
Income taxes (recoveries)	56	144	210	499
Net income	653	698	2,082	2,111
Non-interest expense includes:
Depreciation and amortization	105	94	300	271
Total assets	621,229		621,229		590,950
Total liabilities	620,925		620,925		590,582
Elimination of intersegment amounts [member] | Corporate Support [member]
Disclosure of operating segments [line items]
Net interest income	22	(29)	76	(68)
Non-interest income	(111)	(95)	(334)	(312)
Total revenue	(89)	(124)	(258)	(380)
Provision for credit losses			(1)
Non-interest expense	21	8	50	48
Net income (loss) before income taxes	(110)	(132)	(307)	(428)
Income taxes (recoveries)	(95)	(142)	(331)	(253)
Net income	(15)	$ 10	24	$ (175)
Non-interest expense includes:
Total assets	42,368		42,368		44,602
Total liabilities	$ (39,859)		$ (39,859)		$ (35,076)